Note 3. Acquisitions (Notes)	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
ACQUISITIONS
ACQUISITIONS
SMP Ltd.
In February 2011, we entered into a joint venture (SMP Ltd. or "SMP") with Samsung Fine Chemicals Co. Ltd. ("SFC") for the construction and operation of a new facility to produce high purity polysilicon in Ulsan, South Korea. SMP will manufacture and supply polysilicon to us and to international markets. Prior to May 28, 2014, our ownership interest in SMP was 50% and Samsung Fine Chemicals Co. Ltd. owned the other 50%. Also prior to May 28, 2014, we accounted for our interest in SMP using the equity method of accounting.
In September 2011, we executed a Supply and License Agreement with SMP under which we license and sell to SMP certain technology and related equipment used for producing polysilicon. In accordance with the Supply and License Agreement, we have received proceeds based on certain milestones we have achieved throughout the construction, installation and testing of the equipment. These proceeds received from SMP under the Supply and License Agreement were recorded as a reduction in our basis in the SMP investment and to the extent that our basis in the investment was zero, the remaining proceeds received were recorded as a long-term liability. The cash received was recorded as an investing inflow within the consolidated statement of cash flows. As of May 28, 2014, our net equity method investment balance in SMP was $13.3 million.
On May 28, 2014, we acquired from SFC an approximate 35% interest in SMP for a cash purchase price of $140.7 million ($71.2 million, net of cash acquired). Prior to the completion of the SSL IPO (see Note 22), SunEdison contributed this approximate 35% interest in SMP to SSL. As a result, on a consolidated basis, we own an approximate 85% interest in SMP, and effectively control SMP's operations, and thus SMP's results are included in our consolidated financial statements from May 28, 2014 onwards. Further, we applied the provisions of U.S. GAAP applicable to business combinations as of the acquisition date, which resulted in the recognition of SMP's net assets acquired and our previously held equity interest at fair value. The remeasurement of the previously held equity interest at the acquisition date resulted in a net gain of $145.7 million that was recorded in the accompanying consolidated statement of operations.

In millions	Total Estimated Allocation
Cash and cash equivalents	$69.5
Prepaid and other current assets	11.6
Property, plant and equipment (non-solar energy systems)	788.1
Total assets acquired	869.2
Accounts payable	134.8
Accrued and other liabilities	5.1
Long-term debt	381.9
Total liabilities assumed	521.8
Noncontrolling interest	47.7
Fair value of net assets acquired	$299.7

TerraForm Acquisitions
Mt. Signal
Effective July 2, 2014, TerraForm acquired a controlling interest in Imperial Valley Solar 1 Holdings II, LLC, which owns a 266 MW utility scale solar energy system located in Mt. Signal, California ("Mt. Signal"). TerraForm acquired Mt. Signal from an indirect wholly owned subsidiary of Silver Ridge Power, LLC ("SRP") in exchange for share based consideration in TerraForm consisting of (i) 5,840,000 Class B1 units (and a corresponding number of shares Class B1 common stock) equal in value to $146.0 million and (ii) 5,840,000 Class B units (and a corresponding number of shares Class B common stock) equal in value to $146.0 million.
Prior to the TerraForm IPO (see Note 23), SRP was owned 50% by R/C US Solar Investment Partnership, L.P. (“Riverstone”) and 50% by SunEdison, who acquired all of AES US Solar, LLC (“AES Solar”), a subsidiary of The AES Corporation, equity ownership interest in SRP (see "Silver Ridge Power, LLC" section below). In connection with its acquisition of AES Solar's interest in SRP, SunEdison entered into a Master Transaction Agreement (the "MTA") with Riverstone pursuant to which the parties agreed to sell Mt. Signal to TerraForm and to distribute the Class B units (and shares of Class B common stock) to SunEdison and the Class B1 units (and shares of Class B1 common stock) to Riverstone.
Capital Dynamics
On December 18, 2014, TerraForm acquired 78 MW of distributed generation solar energy systems in the U.S. from Capital Dynamics U.S. Solar Energy Fund, L.P., a closed-end private equity fund. This portfolio consists of 42 solar energy systems located in California, Massachusetts, New Jersey, New York, and Pennsylvania. The purchase price for this acquisition was $257.6 million ($256.7 million, net of cash acquired).
Other TerraForm Acquisitions
During the year ended December 31, 2014, TerraForm completed the acquisitions of 100% of the ownership interests in entities that owned and operated 168 solar energy systems in the U.S., Canada and the U.K. with an aggregate capacity of 128 MW. The aggregate consideration paid for these acquisitions was $250.0 million ($243.2 million, net of cash acquired). These acquisitions were made in order to support the development of TerraForm's initial portfolio of renewable energy generation assets.
The initial accounting for TerraForm's business combinations is not complete because the evaluation necessary to assess the fair values of certain net assets acquired is in process. The provisional amounts are subject to revision until the evaluations are completed to the extent that any additional information is obtained about the facts and circumstances that existed as of the acquisition date.
The provisional estimated allocation of assets and liabilities is as follows:

In millions	Mt. Signal	Capital Dynamics	Other TerraForm Acquisitions	Total Estimated Allocation
Cash and cash equivalents	$0.3	$0.9	$6.8	$8.0
Accounts receivable	11.6	4.5	11.3	27.4
Solar energy systems	649.0	200.7	245.8	1,095.5
Restricted cash	22.2	—	14.7	36.9
Intangible assets	117.9	83.1	140.2	341.2
Other assets	12.6	22.8	4.9	40.3
Total assets acquired	813.6	312.0	423.7	1,549.3
Accounts payable and accrued liabilities	24.8	5.9	7.4	38.1
Long-term debt	413.5	—	137.5	551.0
Other liabilities	4.6	31.9	18.9	55.4
Total liabilities assumed	442.9	37.8	163.8	644.5
Noncontrolling interest	78.7	16.6	9.9	105.2
Fair value of net assets acquired	$292.0	$257.6	$250.0	$799.6

The preliminary purchase accounting resulted in the recording of provisional amounts for long-term power purchase agreements totaling $341.2 million. The long-term power purchase agreements are intangible assets subject to amortization with no residual value. The estimated fair values were determined based on an income approach and the estimated useful lives of the intangible assets range from 3 to 25 years.
Silver Ridge Power, LLC
On July 2, 2014, we completed the acquisition of 50% of the outstanding limited liability company interests of SRP from AES Solar for total cash consideration of $178.6 million ($133.8 million, net of cash acquired). The remaining 50% of the outstanding limited liability company interests of SRP will continue to be held by Riverstone. SRP’s solar power plant operating projects included the Mt. Signal solar project. Concurrently with entry into the Acquisition Agreement, we also entered into the MTA with Riverstone. Pursuant to the MTA, concurrently with the closing of the TerraForm IPO, SRP contributed Mt. Signal to the operating entity of TerraForm in exchange for total consideration valued at $292.0 million Consequently, Mt. Signal is consolidated by TerraForm as discussed above and is excluded from the following provisional accounting for the acquired interest in SRP.
Through our acquisition of this interest in SRP, we acquired 50% of (i) 336 MW of solar power plant operating projects and (ii) a 40% interest in CSOLAR IV West, LLC (“CSolar”), which is currently developing a 183 MW solar power facility with an executed power purchase agreement in place with a high-credit utility off-taker. Pursuant to the MTA, concurrently with the closing of the TerraForm IPO, the parties also entered into a purchase and sale agreement with respect to CSolar. The purchase and sale agreement provides that, following completion of CSolar, which is expected in 2016, and subject to customary closing conditions and receipt of regulatory approvals, we will acquire Riverstone’s share of SRP’s interest in CSolar. Thereafter, we intend to contribute 100% of SRP’s 40% interest in CSolar to TerraForm.
The initial accounting for this business combination is not complete because the evaluation necessary to assess the fair values of the solar energy systems and intangible assets acquired is in process. The provisional amounts are subject to revision until the evaluations are completed to the extent that any additional information is obtained about the facts and circumstances that existed as of the acquisition date.
The provisional estimated allocation of assets and liabilities for SRP, excluding Mt. Signal, is as follows:

In millions	Total Estimated Allocation
Cash and cash equivalents	$44.8
Restricted cash	36.1
Accounts receivable	26.0
Prepaid and other current assets	25.3
Investments	114.8
Solar energy systems	570.5
Intangible assets	205.6
Goodwill	28.1
Long-term restricted cash	12.4
Other assets	87.0
Total assets acquired	1,150.6
Accounts payable	12.8
Accrued liabilities	280.8
Long-term debt	685.9
Other liabilities	82.5
Total liabilities assumed	1,062.0
Noncontrolling interest	56.0
Fair value of net assets acquired	$32.6

The preliminary purchase accounting resulted in the recording of provisional amounts for long-term PPAs and FiTs totaling $205.6 million. The long-term PPAs and FiTs are intangible assets subject to amortization with no residual value. The estimated fair values were determined based on an income approach and the estimated useful lives of the intangible assets range from 17 to 19 years.
In addition, we also obtained the right, but not an obligation, to acquire AES Solar’s 50% interest in a portfolio of projects located in Italy prior to August 31, 2015 for a purchase price of $42.0 million, subject to certain specified adjustments. We also assumed responsibility for operations and management and asset management for SRP’s entire projects portfolio. We will determine in the future whether these projects will be held on our balance sheet or, subject to Riverstone’s consent, sold to third parties.
Energy Matters Pty. Ltd.
On August 29, 2014, we completed the acquisition of 100% of the ownership interest in Energy Matters Pty. Ltd. ("Energy Matters"), a residential and distributed generation solar entity with operations in Australia and New Zealand. We acquired Energy Matters in exchange for total consideration of $15.8 million, consisting of cash payments totaling $3.1 million ($2.4 million, net of cash acquired) and contingent consideration valued at $11.4 million, with a remaining $1.3 million in cash to be paid in the first quarter of 2015. The preliminary purchase accounting resulted in the recording of provisional amounts for goodwill totaling $10.6 million. The initial accounting for this business combination is not complete because the evaluation necessary to assess the fair values of certain net assets acquired, along with the fair value of contingent consideration, is in process. The provisional amounts are subject to revision until the evaluations are completed to the extent that any additional information is obtained about the facts and circumstances that existed as of the acquisition date.
Other Acquisitions
During the fourth quarter of 2014, we completed the acquisitions of certain businesses for total consideration of $20.7 million, consisting of cash payments of $12.1 million ($12.0 million, net of cash acquired) and contingent consideration of $5.1 million, with a remaining $3.5 million in cash to be paid over the next four years. The preliminary purchase accounting for these acquisitions resulted in the recording of provisional amounts for goodwill totaling $9.6 million. The initial accounting for these business combinations is not complete because the evaluation necessary to assess the fair values of certain net assets acquired, along with the fair value of contingent consideration, is in process. The provisional amounts are subject to revision until the evaluations are completed to the extent that any additional information is obtained about the facts and circumstances that existed as of the acquisition dates.
Pro forma results of operations, assuming all acquisitions were made at January 1, 2013, and the amounts of revenue and earnings recognized in our consolidated statements of operations for these entities since acquisition are not presented as the effects were not material to our results.